Equity-based Compensation	12 Months Ended
Feb. 01, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-based Compensation

Note 9: Equity-based Compensation

2014 Stock Incentive Plan

The 2014 Stock Incentive Plan allows the granting of incentive and nonqualified stock options, stock appreciation rights, restricted stock, other stock-based awards and cash-based awards to employees, directors, and consultants of the Company. The maximum number of shares of common stock issuable under the 2014 Stock Incentive Plan is 3,100,000 shares. The term of service-based stock options is determined at the date of grant. Performance-based stock options can be based upon a variety of performance measures as defined in the plan document. Each award agreement will specify the effect of a holder’s termination of employment with, or service for, the Company. Options granted under the 2014 Stock Incentive Plan terminate on the ten-year anniversary of the grants.

Transactions during fiscal year 2014 under the 2014 Stock Incentive Plan were as follows:

SERVICE BASED OPTIONS
	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Options outstanding at beginning of year	—	$—
Granted	444,969	16.00
Exercised	—	—
Forfeited	—	—

Options outstanding at end of year	444,969	$16.00

Options exercisable at end of year	—	$—

2010 Stock Incentive Plan

The 2010 Stock Incentive Plan provides for the granting of options to acquire stock in D&B Entertainment to certain of our employees, outside directors and consultants. The options are subject to either time-based vesting or performance-based vesting. Options granted under the 2010 Stock Incentive Plan terminate on the ten-year anniversary of the grants.

Options provided for in the 2010 Stock Incentive Plan are subject to the grantee’s continued employment with or service to D&B Entertainment or its subsidiaries (subject to certain conditions in the event of grantee termination). Service-based options contain a service-based (or time-based) vesting provision, whereby the options will vest annually in equal amounts.

Performance based options contain various performance-based vesting provisions depending on the type of performance option granted. As a result of the IPO, all unvested performance-based shares were modified and became fully vested. We recognized compensation expense of $859 during fiscal 2014 related to the accelerated vesting of these performance-based options. All time-based options will continue to vest under the existing vesting schedule. As a result of the performance-based options fully vesting, we re-evaluated our forfeiture assumptions and recognized additional compensation expense of $221.

Additionally as a result of the IPO, all stock option awards granted prior to the IPO were adjusted to affect the 224.9835679 for 1 stock split on both number of outstanding options and the exercise price. No further equity or other awards will be made under the 2010 Stock Incentive Plan.

Transactions during fiscal year 2014 under the 2010 Stock Incentive Plan were as follows:

	SERVICE BASED OPTIONS		PERFORMANCE BASED OPTIONS
	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Options outstanding at beginning of year	1,303,236	$5.39	2,690,812	$4.54
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—

Options outstanding at end of year	1,303,236	5.39	2,690,812	4.54

Options exercisable at end of year	835,802	$4.89	2,690,812	$4.54

We recorded share-based compensation expense related to our stock option plans of $2,212, $1,207 and $1,099 during the fiscal year ended February 1, 2015, February 2, 2014 and February 3, 2013 respectively. The unrecognized expense related to our stock option plan totaled approximately $3,661 as of February 1, 2015 and will be expensed over a weighted average 3.2 years. The weighted average grant date fair value per option granted in fiscal year 2014 was $8.45. The average remaining term for all options outstanding at February 1, 2015 is 6.0 years.

In the event that vesting of the previously unvested options is accelerated for any reason, the remaining unamortized share-based compensation would be accelerated. In addition, assumptions made regarding forfeitures in determining the remaining unamortized share-based compensation would be re-evaluated to determine if additional share-based compensation expense would be required for any changes in the underlying assumptions.

On January 6, 2014, a former member of management exercised his option to purchase 17,999 shares of common stock at a strike price of $4.44. D&B Entertainment issued new shares in satisfaction of this exercise.